Equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Profit Or Loss For The Year [Abstract]
Net income for the year of Company's shareholders	R$ 4,082,990
Amounts recorded directly to retained earnings
Legal reserves distribution	(204,150)
Tax incentive reserve distribution	(71,745)
Realization of additional property, plant and equipment	27,810
Prescribed dividends	482	R$ 479
Profit (loss) after legal reserves distribution	3,835,387
Destinations:
Total proposed dividends, paid in advance in December 2017	(1,000,000)
Additional dividends proposed	(1,500,000)	(752,636)
Portion allocated to unrealized profit reserves	(1,335,387)
Net earning from destinations	(3,835,387)
Composition of the total proposed dividends
Minimum dividends - 25% adjusted net income	(958,847)
Additional proposed dividends	(41,153)
Total dividends paid in December 2017	(1,000,000)
Additional dividends proposed	(1,500,000)	R$ (752,636)
Total dividends	R$ (2,500,000)